Exhibit 99.16

Data Compare Summary (Total)
Run Date - 6/4/2024 5:19:56 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	267	0.00%	267
State	0	267	0.00%	267
Zip	2	267	0.75%	267
Note Date	0	267	0.00%	267
Original Loan Amount	0	267	0.00%	267
Amortization Term	0	267	0.00%	267
Original Interest Rate	0	267	0.00%	267
Borrower Qualifying FICO	2	267	0.75%	267
Amortization Type	0	267	0.00%	267
Representative FICO	2	267	0.75%	267
Interest Only	0	267	0.00%	267
Lien Position	0	267	0.00%	267
Occupancy	0	267	0.00%	267
Purpose	0	267	0.00%	267
Appraised Value	2	265	0.75%	267
Contract Sales Price	5	267	1.87%	267
Balloon Flag	0	267	0.00%	267
Original CLTV	2	267	0.75%	267
Original LTV	1	267	0.37%	267
Origination Channel	0	267	0.00%	267
Appraisal Effective Date	2	267	0.75%	267
Investor: Qualifying Total Debt Ratio	7	267	2.62%	267
Initial Rate Lock Date	73	267	27.34%	267
Coborrower Qualifying FICO	2	165	1.21%	267
LTV Valuation Value	0	2	0.00%	267
Total	100	6,306	1.59%	267